PRC Notes - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended						1 Months Ended
	Dec. 08, 2011 USD ($)	Dec. 08, 2011 CNY	Oct. 19, 2011 USD ($)	Oct. 19, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 19, 2011 Short-term Debt	Dec. 08, 2011 Long-term Debt
Debt Disclosure [Line Items]
Short-term PRC Notes				400,000
Net proceeds from the offering of Short-term PRC Notes			63,201	398,222
Interest rate for Short-term PRC Notes			7.59%	7.59%
Maturity date							Oct. 21, 2012	Dec. 08, 2014
Long-term PRC Notes		500,000			79,354	0
Net proceeds from the offering of Long-term PRC Notes	$ 78,616	495,350
Interest rate for Long-term PRC Notes	6.80%	6.80%
Annual interest payable date								--12-08